SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 11,974,088
Cash, FDIC Insured Amount	250,000
Unrecognized Tax Benefits	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0
Common Class A [Member]
Warrants To Purchase Common Stock Shares	28,540,000
Income and Franchise Tax	$ 1,099,904	$ 744,449